Operating expenses - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Disclosure of operating expenses [Line Items]
Personnel expenses other than share-based compensation	€ 11,652	€ 11,895
Number of employees | employee	191	213
Amortisation, intangible assets other than goodwill	€ 2,651	€ 940
Agreement with Orega Biotech
Disclosure of operating expenses [Line Items]
Amortisation, intangible assets other than goodwill	2,000
Monalizumab agreement
Disclosure of operating expenses [Line Items]
Amortisation, intangible assets other than goodwill	€ 651	€ 903